Derivative Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivative Liabilities [Line Items]
Derivative liability	$ 25,000
Cash obligation	25,000
July Investment Agreement Derivative [Member]
Derivative Liabilities [Line Items]
Fair value of derivative liabilities		$ 379,200
Number of common shares to be issued on cash obligations	25,000
Derivative liability	0
Convertible Preferred Unit Issuance [Member]
Derivative Liabilities [Line Items]
Fair value of derivative liabilities		$ 292,700
Derivative liability	$ 0
Percentage of pro rata convertible preferred units	1.00%
Minimum [Member] | Convertible Preferred Unit Issuance [Member]
Derivative Liabilities [Line Items]
Company’s convertible preferred units	$ 2,000
Maximum [Member] | Convertible Preferred Unit Issuance [Member]
Derivative Liabilities [Line Items]
Company’s convertible preferred units	$ 4,000